Business Acquisitions (Tables)	9 Months Ended	12 Months Ended
	Oct. 01, 2016	Jan. 02, 2016
Business Combinations [Abstract]
Purchase Price Allocations for Business Acquisitions

The following table summarizes the purchase price allocations for the 2016 and 2015 business acquisitions (in thousands):

	October 1,	January 2,
	2016	2016
Accounts receivable	17,180	6,724
Inventories	6,922	7,022
Other current assets	474	702
Property and equipment	21,403	7,200
Goodwill	24,472	40,242
Other intangible assets	48,600	21,200
Accounts payable	(12,484)	(3,290)
Accrued expenses and other current liabilities	(8,397)	(1,554)
Long-term debt	(2,514)	—
Deferred income taxes	—	(8,765)

Cash paid for acquisitions	$95,656	$69,481

The following table summarizes the purchase price allocations for the 2015 and 2013 business acquisitions as follows (in thousands):

	2015	2013
Accounts receivable	$6,724	$3,894
Inventories	7,022	3,638
Other current assets	702	—
Property and equipment	7,200	125
Goodwill	40,242	—
Other intangible assets	21,200	8,348
Accounts payable	(3,290)	(2,120)
Accrued expenses and other current liabilities	(1,554)	(130)
Deferred income taxes	(8,765)	—

Cash paid for acquisitions	$69,481	$13,755